COMMITMENTS AND CONTINGENCIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jun. 01, 2018
2019
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	$ 692
North West Redwater Partnership service toll (1)	86
Other	85
2020
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	664
North West Redwater Partnership service toll (1)	126
Other	35
2021
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	620
North West Redwater Partnership service toll (1)	157
Other	32
2022
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	516
North West Redwater Partnership service toll (1)	158
Other	32
2023
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	381
North West Redwater Partnership service toll (1)	157
Other	31
Thereafter
Disclosure Of Commitments [Line Items]
Product transportation and pipeline	3,991
North West Redwater Partnership service toll (1)	2,858
Other	$ 424
North West Redwater Partnership
Disclosure Of Commitments [Line Items]
Percent of pro rata share of debt company has committed paying to joint venture	25.00%	25.00%
Interest payable included in service toll	$ 1,301
Term of commitment to joint venture	30 years
Offshore equipment operating leases | 2019
Disclosure Of Commitments [Line Items]
Office leases	$ 94
Offshore equipment operating leases | 2020
Disclosure Of Commitments [Line Items]
Office leases	73
Offshore equipment operating leases | 2021
Disclosure Of Commitments [Line Items]
Office leases	75
Offshore equipment operating leases | 2022
Disclosure Of Commitments [Line Items]
Office leases	8
Offshore equipment operating leases | 2023
Disclosure Of Commitments [Line Items]
Office leases	0
Offshore equipment operating leases | Thereafter
Disclosure Of Commitments [Line Items]
Office leases	0
Office leases | 2019
Disclosure Of Commitments [Line Items]
Office leases	42
Office leases | 2020
Disclosure Of Commitments [Line Items]
Office leases	42
Office leases | 2021
Disclosure Of Commitments [Line Items]
Office leases	39
Office leases | 2022
Disclosure Of Commitments [Line Items]
Office leases	31
Office leases | 2023
Disclosure Of Commitments [Line Items]
Office leases	32
Office leases | Thereafter
Disclosure Of Commitments [Line Items]
Office leases	$ 89